Assets held for sale (Details) - Schedule of additions to assets held for sale for cash flow presentation purpose R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Schedule of additions to assets held for sale for cash flow presentation purpose [Abstract]
Additions	R$ 797
Financing of assets – Additions	(797)
Financing of assets – Payments	250
Total	R$ 250